Long-term assets - E.1.3. Movement in intangible assets (Details) $ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 08, 2020 USD ($)	Jul. 09, 2019 USD ($)	May 20, 2019 USD ($) installment site	Dec. 31, 2019 USD ($) installment	Dec. 31, 2020 USD ($) installment	Dec. 31, 2019 USD ($) installment		Dec. 31, 2020 COP ($) installment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, net				$ 3,195 [1]	$ 3,403	$ 3,195	[1]
Additions					520	202
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					3,195	2,346
Change in scope					0	936
Additions					520	202
Amortization charge					(318)	(272)
Impairment					0	(8)
Disposals, net					13	0
Transfers					(16)	33
Transfers to/from assets held for sale						(21)
Exchange rate movements					10	(21)
Closing balance, net				$ 3,195	3,403	$ 3,195
Spectrum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill			10 years	20 years
Intangible assets, net		$ 8	$ 47		$ 388
Number of payment installments | installment			5	6	12	6		12
Number of sites | site			45
Site cost to be capitalized			$ 20
Intangible asset term		15 years	20 months
Substitute payment				$ 20		$ 20
Intangible asset liability				20		20
Purchase obligation		$ 12
Additions					$ 33
Total notional consideration					$ 710			$ 2,450
Percentage payable in cash					55.00%			55.00%
Percentage to be met by coverage obligations					45.00%			45.00%
Future interest commitments, period of recognition					17 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions					$ 33
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions					0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					1,684	1,069
Change in scope					0	623
Additions					0	0
Impairment					0	0
Disposals, net					0	0
Transfers					0	0
Transfers to/from assets held for sale						0
Exchange rate movements					(26)	(7)
Closing balance, net				1,684	1,659	1,684
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions					421	101
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					468	318
Change in scope					0	142
Additions					421	101
Amortization charge					(71)	(55)
Impairment					0	(8)
Disposals, net					0	0
Transfers					3	(5)
Transfers to/from assets held for sale						(18)
Exchange rate movements					49	(8)
Closing balance, net				468	870	468
Customer Lists
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions					0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					470	371
Change in scope					0	137
Additions					0	0
Amortization charge					(44)	(37)
Impairment					0	0
Disposals, net					0	0
Transfers					0	0
Transfers to/from assets held for sale						0
Exchange rate movements					(3)	(1)
Closing balance, net				470	423	470
IRUs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions					0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					107	89
Change in scope					0	10
Additions					0	0
Amortization charge					(13)	(14)
Impairment					0	0
Disposals, net					14	0
Transfers					(18)	23
Transfers to/from assets held for sale						0
Exchange rate movements					(3)	0
Closing balance, net				107	86	107
Trademark
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions					0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					183	282
Change in scope					0	0
Additions					0	0
Amortization charge					(106)	(99)
Impairment					0	0
Disposals, net					0	0
Transfers					0	0
Transfers to/from assets held for sale						0
Exchange rate movements					0	0
Closing balance, net				183	77	183
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions					99	101
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					282	218
Change in scope					0	24
Additions					99	101
Amortization charge					(84)	(67)
Impairment					0	0
Disposals, net					0	0
Transfers					(1)	15
Transfers to/from assets held for sale						(3)
Exchange rate movements					(8)	(4)
Closing balance, net				282	289	282
Cost or valuation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					4,647
Closing balance, net				4,647	4,953	4,647
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					1,684
Closing balance, net				1,684	1,659	1,684
Cost or valuation | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					926
Closing balance, net				926	1,305	926
Cost or valuation | Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					688
Closing balance, net				688	630	688
Cost or valuation | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					214
Closing balance, net				214	196	214
Cost or valuation | Trademark
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					325
Closing balance, net				325	323	325
Cost or valuation | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					809
Closing balance, net				809	840	809
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(1,451)
Closing balance, net				(1,451)	(1,550)	(1,451)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					0
Closing balance, net				0	0	0
Accumulated amortization and impairment | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(458)
Closing balance, net				(458)	(435)	(458)
Accumulated amortization and impairment | Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(218)
Closing balance, net				(218)	(207)	(218)
Accumulated amortization and impairment | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(107)
Closing balance, net				(107)	(111)	(107)
Accumulated amortization and impairment | Trademark
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(142)
Closing balance, net				(142)	(246)	(142)
Accumulated amortization and impairment | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(527)
Closing balance, net				(527)	$ (550)	$ (527)
Telemovil El Salvador S.A. de C.V. | Spectrum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions				14
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions				$ 14
Major purchases of assets | Telemovil El Salvador S.A. de C.V. | Spectrum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	$ 20
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	$ 20

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).